REDEEMABLE NON-CONTROLLING INTERESTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REDEEMABLE NON-CONTROLLING INTERESTS
Balance at beginning of year	¥ 216,974	¥ 225,645
Net loss attributable to mezzanine equity holders	(27,163)	(8,671)	¥ (10,496)
Balance at end of year	¥ 189,811	¥ 216,974	¥ 225,645
Lagou Information Limited
REDEEMABLE NON-CONTROLLING INTERESTS
Percentage of equity interest acquired				66.00%